SIGNIFICANT EVENTS DURING AND AFTER THE REPORTING PERIOD (Details) $ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended
	Jan. 03, 2018 ILS (₪)	Jul. 05, 2017 ILS (₪)	May 10, 2016 ILS (₪)	Mar. 03, 2016 EUR (€)	Jan. 18, 2018 USD ($) shares	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 USD ($)	Jul. 23, 2017 ILS (₪)	Feb. 13, 2017 ILS (₪)	Feb. 24, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 18, 2016 ILS (₪)	Mar. 26, 2018 USD ($)	Dec. 06, 2017 ILS (₪)	Aug. 08, 2017 ILS (₪)	Jul. 06, 2017 USD ($)	Mar. 21, 2017 USD ($)	Feb. 15, 2017 USD ($)	Dec. 30, 2016 USD ($)	Nov. 22, 2016 USD ($) $ / shares	Nov. 22, 2016 ILS (₪)	Jun. 30, 2015 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits		₪ 4,000						₪ 3,000
Disbursement of dividend																					₪ 18,790
Disbursement of dividend attributed to shareholders																					11,637
Disbursement of dividend attributed to non-controlling interest																					₪ 7,153
Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation								₪ 2,377
Repayment of funds						₪ 1,694
Mega Retail Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Unsecured debt received																						₪ 4,900
Deferred Debt amount												₪ 3,900
Mega Retail Ltd [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount received in sale consideration			₪ 400,000
Mega Retail Ltd [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount received in sale consideration			₪ 450,000
BHWFI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds purchase | shares					300
Maturity date					Dec. 31, 2018
US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages | $										$ 3,000
Disbursement of dividend | $																				$ 5,000
Dividend per share | $ / shares																				$ 0.38
Disbursement of dividend attributed to shareholders | $																				$ 3,097
Disbursement of dividend attributed to non-controlling interest | $																				$ 1,903
US Dollars [Member] | Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation | $							$ 686
US Dollars [Member] | BHWFI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value of bonds issued | $					$ 10,000
Debt Interest rate					6.00%
Euro [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits | €				€ 530
BGI and BSD [Member] | US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of funds extracted | $					$ 60,000
Czech Republic [Member] | US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of investment in bonds | $										$ 3,000	$ 3,000
Actually purchased [Member] | BHWFI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds purchase | shares					225
BHWFI [Member] | US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Redemption of bonds | $																		$ 1,800
Additional undertaking to invest in additional bonds | $																			$ 5,000
Interest received of bonds | $													$ 1,145			$ 400	$ 200
Uncertainty collecting outstanding balance | $																	$ 1,600
Lawsuit [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits	₪ 2,700
Trustees [Member] | Mega Retail Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount received from trustees									₪ 433					₪ 183	₪ 110
Allocation of doubtful debts [Member]
Disclosure of non-adjusting events after reporting period [line items]
Allocation of doubtful debts									1,800
Net balance of allocation for doubtful debts									₪ 1,200